UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23184

Peachtree Alternative Strategies Fund

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246
(Address of principal executive offices)(Zip code)

Ford Donohue, President and Principal Executive Officer

3550 Lenox Road, NE, Suite 2700 Atlanta, Georgia 30326
(Name and address of agent for service)

Registrant's telephone number, including area code:	(800) 657-3812

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Peachtree Alternative
Strategies Fund

Semi-Annual Report
October 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (800) 657-3812 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (800) 657-3812. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held at your financial intermediary.

Homrich & Berg, Inc.
3550 Lenox Road, NE, Suite 2700
Atlanta, GA 30326

Investment Results (Unaudited)

Average Annual Total Returns(1)

as of October 31, 2020

	Six Months	One Year	Since Inception (1/3/17)
Peachtree Alternative Strategies Fund	5.5%	1.7%	2.9%
Bloomberg Barclays U.S. Aggregate Bond Index(2)	1.3%	6.2%	4.8%
MSCI All Country World Index(3)	13.6%	4.9%	9.3%

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Peachtree Alternative Strategies Fund (“Fund”) distributions or the redemption of Fund shares.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. All performance figures are presented net of fees.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling (800) 657-3812. The prospectus should be read carefully before investing. The Fund is distributed by Ultimus Fund Distributors, LLC (Member FINRA).

(1)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would have been lower. Performance for more than one year is annualized.

(2)

The Bloomberg Barclays U.S. Aggregate Bond Index (“Index”) is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed rate and hybrid adjustable rate mortgage pass throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(3)

The MSCI All Country World Index (“MSCI Index”) captures large and mid cap representation across 23 Developed Markets and 23 Emerging Markets countries. The performance of the MSCI Index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or operating expenses. Individuals cannot invest directly in the MSCI Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Fund Holdings (Unaudited)

[1]	As a percentage of net assets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Peachtree Alternative Strategies Fund
Schedule of Investments

October 31, 2020 (Unaudited)

Portfolio Funds*	% of Net Assets
Equity:
Glazer Enhanced Offshore Fund, Series 1	4.0%
Moon Capital Global Equity Offshore Fund Ltd., Class S, Series A-84	0.0	%(3)
Pleiad Asia Offshore Feeder Fund, Class A-A1, Multiple Series	1.6%
Pleiad Asia Offshore Feeder Fund, Class A-A5, Series 01-18	2.9%
Suvretta Offshore Fund Ltd., Class 1-A, Multiple Series	4.5%
TPG Public Equity Partners-A, L.P.	4.2%
Total Equity	17.2%

Fixed Income:
Anchorage Capital Partners Offshore Ltd., Series K	2.7%
Concordia G-10 Fixed Income Relative Value Ltd., Class B, Series 08-19	4.8%
Doubleline Opportunistic Income Fund Ltd., Class B, Series 1	5.1%
King Street Capital Offshore Ltd., Class A, Series 1	3.5%
King Street Capital Offshore Ltd., Class S, Multiple Series	0.8%
PIMCO Tactical Opportunities Fund, L.P., Class A	5.2%
Total Fixed Income	22.1%

Multi-Strategy:
Arrowgrass International Fund Ltd., Class B, Series B-1	0.6%
Davidson Kempner Partners	8.3%
D.E. Shaw Composite International Fund	6.5%
ExodusPoint Partners International Fund, Ltd., Class B, Standard Series	6.9%
HBK Multi-Strategy Offshore Fund Ltd., Class A, Multiple Series	5.2%
Hudson Bay International Fund Ltd., Class A, Multiple Series	8.1%
Paloma International Ltd., Class C, Multiple Series	6.3%
Total Multi-Strategy	41.9%

Opportunistic:
Palmetto Fund Ltd., Class D	4.3%
Voya Mortgage Investment Fund, Institutional Class, Lead Series	5.2%
Total Opportunistic	9.5%

Quantitative:
Renaissance Institutional Diversified Alpha Fund International L.P., Series A	3.5%

Total Investments In Portfolio Funds	94.2%

3	See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Schedule of Investments (continued)

October 31, 2020 (Unaudited)

Cost(1)	Fair Value	Initial Acquisition Date	Redemption Frequency(2)	Next Available Redemption Date

$7,000,000	$7,840,309	3/1/2020	Monthly	11/30/2020
86,437	37,167	1/3/2017	N/A	(4)
2,236,663	3,218,363	1/3/2017	Quarterly	12/31/2020(5)
4,504,047	5,643,114	1/3/2017	Quarterly	12/31/2020(5)
7,500,000	9,003,725	8/1/2017(6)	Quarterly	12/31/2020
6,746,089	8,397,075	1/3/2017(6)	Quarterly	12/31/2020(5)
$28,073,236	$34,139,753

$5,501,604	$5,446,881	1/1/2018(6)	Quarterly	12/31/2020(5)
9,000,020	9,538,387	8/1/2019(6)	Monthly	11/30/2020
9,500,000	10,055,184	3/1/2017(6)	Quarterly	12/31/2020
6,948,451	6,954,089	1/3/2017(6)	Quarterly	12/31/2020(5)
1,678,737	1,685,696	1/3/2017(6)	N/A	(4)
9,000,000	10,323,441	7/1/2017(6)	Semi-Annual	12/31/2020(7)
$41,628,812	$44,003,678

$1,166,694	$1,126,256	1/3/2017(6)	N/A	(4)
14,745,076	16,486,193	1/3/2017(6)	Semi-Annual	12/31/2020
8,050,227	12,899,566	1/3/2017	Quarterly	12/31/2020
13,000,000	13,786,432	6/1/2020(6)	Quarterly	12/31/2020(8)(9)
9,440,342	10,247,814	11/1/2017(6)	Quarterly	12/31/2020(5)
14,000,000	16,144,950	10/1/2018(6)	Quarterly	12/31/2020(5)
11,999,970	12,425,546	6/1/2019(6)	Annual	12/31/2020
$72,402,309	$83,116,757

$8,498,530	$8,575,887	1/1/2018(6)	Quarterly	12/31/2020(10)
8,271,917	10,343,743	1/3/2017(6)	Quarterly	12/31/2020(11)
$16,770,447	$18,919,630

$8,382,890	$6,974,993	1/3/2017(6)	Monthly	11/30/2020

$167,257,694	$187,154,811

See accompanying notes which are an integral part of these financial statements.	4

Peachtree Alternative Strategies Fund
Schedule of Investments (continued)

October 31, 2020 (Unaudited)

Money Market Funds	Shares	% of Net Assets	Cost(1)	Fair Value
Fidelity Investments Government Money Market Portfolio, Institutional Class, 0.02%(12)	23,536,551	11.8%	$23,536,551	$23,536,551
Total Investments		106.0%	$190,794,245	$210,691,362
Liabilities in Excess of Other Assets		(6.0)%		$(11,899,824)
Net Assets		100.0%		$198,791,538

(1)	There were no unfunded capital commitments as of October 31, 2020.
(2)

Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g. a soft lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 30 to 90 days.

(3)	Amount is less than 0.05%.
(4)	Redemptions are not permitted until the underlying special investments are sold/liquidated.
(5)	Subject to 25% investor level quarterly gate.
(6)	The Portfolio Fund was purchased on multiple dates with the initial purchase date shown.
(7)	Subject to 33% investor level semi-annual gate.
(8)	Subject to a early redemption fee of 3% on redemptions within 1 year of their purchase date.
(9)	Subject to 12.50% investor level quarterly gate.
(10)	Subject to a early redemption fee of 1% on redemptions within 12 months of their purchase date.
(11)	Subject to a early redemption fee of 5% on redemptions within 1 year of their purchase date.
(12)	Rate disclosed is the seven day effective yield as of October 31, 2020.
*	All Portfolio Funds are non-income producing and are issued in private placement transactions, and as such, are restricted to resale.

5	See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Statement of Assets and Liabilities

October 31, 2020 (Unaudited)

Assets
Investments at fair value (cost $190,794,245)	$210,691,362
Advanced subscriptions in Portfolio Funds	1,000,000
Receivable from investments in Portfolio Funds	464,125
Dividends receivable	424
Prepaid expenses	608
Total assets	212,156,519
Liabilities
Subscriptions received in advance	1,775,000
Payable for fund shares redeemed	11,513,808
Payable for Chief Compliance Officer (“CCO”) fees	1,211
Payable to Administrator	14,601
Payable for professional fees	45,133
Other accrued expenses	14,300
Total liabilities	13,364,981
Net Assets	$198,791,538
Net Assets Consist Of
Paid-in capital	$197,134,733
Accumulated earnings	1,656,805
Net Assets	$198,791,538
Net Asset Value Per Share
Institutional Shares (based on 1,911,847 shares outstanding; 276,891 additional shares registered; par value $0.001/shares)	$103.98

See accompanying notes which are an integral part of these financial statements.	6

Peachtree Alternative Strategies Fund
Statement of Operations

For the Six Months Ended October 31, 2020 (Unaudited)

Investment Income
Dividend income	$5,007
Expenses
Adviser	770,277
Professional	154,133
Administration	88,516
Printing	9,896
Registration	10,931
Insurance	14,275
Trustees	10,928
Custodian	10,235
Chief Compliance Officer	7,502
Miscellaneous	30,469
Total expenses	1,107,162
Expenses voluntarily waived by Adviser	(770,277)
Net expenses	336,885
Net investment loss	(331,878)
Realized and Change in Unrealized Gain (Loss) from Investments
Net realized loss on sale of investments in Portfolio Funds	$(1,761,876)
Net change in unrealized appreciation/(depreciation) from investments	12,953,028
Net realized and change in unrealized gain from investments	11,191,152
Net increase in net assets resulting from operations	$10,859,274

7	See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2020 (Unaudited)	For the Year Ended April 30, 2020
Increase/(Decrease) In Net Assets Resulting From:
Operations
Net investment loss	$(331,878)	$(526,975)
Net realized loss on sale of investments in Portfolio Funds	(1,761,876)	(4,191,352)
Net change in unrealized appreciation/(depreciation) from investments	12,953,028	(1,550,509)
Net increase/(decrease) in net assets resulting from operations	10,859,274	(6,268,836)
Distributions From
Earnings	—	(6,601,917)
Capital Share Transactions
Proceeds from issuance of shares	7,641,000	17,771,000
Reinvestment of distributions	—	6,601,917
Payments for redemption of shares	(18,719,407)	(24,419,405)
Net decrease in net assets resulting from capital share transactions	(11,078,407)	(46,488)
Net decrease in net assets	(219,133)	(12,917,241)
Net assets at beginning of year period	199,010,671	211,927,912
Net assets at end of period	$198,791,538	$199,010,671
Share Transactions
Shares issued	75,014	170,042
Reinvestment of distributions	—	63,615
Shares redeemed	(181,466)	(237,657)
Net decrease in shares	(106,452)	(4,000)

See accompanying notes which are an integral part of these financial statements.	8

Peachtree Alternative Strategies Fund
Financial Highlights

	For the Six Months Ended October 31, 2020 (Unaudited)		For the Year Ended April 30, 2020	For the Year Ended April 30, 2019		For the Year Ended April 30, 2018	For the Period Ended April 30, 2017(1)
Per Share Operating Performance
Net asset value, beginning of period	$98.60		$104.80	$106.58		$103.36	$100.00

Investment operations:
Net investment loss	(0.17	)(2)	(0.28)	(0.24	)(2)	(0.14)	(0.35)
Net realized and unrealized gains/(losses) from investments in Portfolio Funds	5.55		(2.67)	0.88		4.98	3.71
Net change in net assets resulting from operations	5.38		(2.95)	0.64		4.84	3.36

Distributions from:
Net investment income	—		(2.17)	(0.98)		(1.09)	—
Net realized gains	—		(1.08)	(1.44)		(0.53)	—
	—		(3.25)	(2.42)		(1.62)	—

Net asset value, end of period	$103.98		$98.60	$104.80		$106.58	$103.36

Total return(3)	5.46	%(4)	(2.98%)	0.66%		4.69%	3.36	%(4)

Net assets, end of period	$198,791,538		$199,010,671	$211,927,912		$187,358,329	$101,956,582

Ratios To Average Net Assets
Expenses after waiver(5)(6)	0.33	%(7)	0.32%	0.43%		0.56%	1.19	%(7)
Expenses before waiver(5)	1.08	%(7)	1.07%	1.14%		1.30%	1.52	%(7)
Net investment loss after waiver(5)	(0.32	%)(7)	(0.25)%	(0.23%)		(0.44%)	(1.15	%)(7)
Portfolio turnover rate	11.61	%(4)	12.94%	9.76%		19.65%	2.78	%(4)

(1)	For the period January 3, 2017 (commencement of operations) through April 30, 2017.
(2)	Calculated based on the average shares outstanding during the year.
(3)	Total return in the above table represents the rate an investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions, if any.
(4)	Not annualized.
(5)	The ratios do not reflect the Fund’s proportionate share of income and expenses including performance fees/allocations, of the underlying Portfolio Funds.
(6)

Reflects voluntary waivers of fees made by the Fund’s investment adviser of 0.75%, 0.75%, 0.71%, 0.74% and 0.33% for the periods ended October 31, 2020, April 30, 2020, April 30, 2019, April 30, 2018 and April 30, 2017, respectively. Voluntary waivers may be terminated at any time.

(7)	Annualized.

9	See accompanying notes which are an integral part of these financial statements.

Peachtree Alternative Strategies Fund
Notes to the Financial Statements

October 31, 2020 (Unaudited)

1. Organization

Peachtree Alternative Strategies Fund (the “Fund” or “Trust”) was organized on August 19, 2016 as a Delaware statutory trust. The Fund commenced operations on January 3, 2017. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end management investment company and offers interests (“Shares”) registered under the 1940 Act and the Securities Act of 1933, as amended. The Fund operates as a “fund of hedge funds” and provides investors access to a variety of professionally managed private investment funds (each a “Portfolio Fund”) that Homrich & Berg, Inc. (the “Adviser”) believes will provide a diversifying return stream to investors. These Portfolio Funds are not registered under the 1940 Act and may be organized outside of the United States (“U.S.”). The Fund currently offers one class of shares (“Institutional Shares”).

Under the Fund’s organizational documents, its officers and Board of Trustees (“Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Portfolio Fund Transactions and Income Recognition

Investments in Portfolio Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses are calculated on a specific identification method when redemptions are accepted by a Portfolio Fund, which is generally on the last day of the calendar month. Interest income and expense, if any, are accrued each month. Dividends are recorded on the ex-dividend date. Distributions received from the Fund’s investments in Portfolio Funds generally are comprised of ordinary income and return of capital. For financial statement purposes, the Fund uses return of capital and income estimates to allocate the distribution income received. Such estimates are based on historical information available and other industry sources. These estimates may subsequently be revised based on information received from Portfolio Funds after their tax reporting periods are concluded.

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

October 31, 2020 (Unaudited)

B. Investment Valuation and Risks

The Fund will calculate the net asset value (“NAV”) of the Institutional Shares as of the close of business on the last business day of each calendar month and at such other times as the Board may determine, including in connection with the repurchase of Institutional Shares.

Because the Fund invests all or substantially all of its assets in Portfolio Funds, the NAV of the Institutional Shares will depend on the value of the Portfolio Funds. The NAVs of Portfolio Funds are generally not available from pricing vendors, nor are they calculable independently by the Fund or by the Adviser.

Accordingly, the Board has approved procedures pursuant to which the Fund will value its investments in the Portfolio Funds at fair value (the “Valuation Procedures”). Under the Valuation Procedures, the Adviser is responsible for determining the fair value of each Portfolio Fund as of each date upon which the Fund calculates its NAV (the “NAV Date”). The Valuation Procedures require the Adviser to consider all relevant information when assessing and determining the fair value of the Fund’s interest in each Portfolio Fund. All fair value determinations made by the Adviser are subject to the review and supervision of the Board through its Valuation Committee. The Board’s Valuation Committee is responsible for ensuring that the valuation process utilized by the Adviser is fair to the Fund and consistent with applicable regulatory guidelines.

Pursuant to the Valuation Procedures, the Adviser may conclude in certain circumstances that, after considering information reasonably available at the time the valuation is made and that the Adviser believes to be reliable, the balance provided by the Portfolio Fund investment managers (“Investment Managers”) does not represent the fair value of the Fund’s interest in the Portfolio Fund. In addition, in the absence of specific transaction activity in the interests of a particular Portfolio Fund, the Adviser could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund’s net assets as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to the reported net assets. Any such decision is subject to the review and supervision of the Valuation Committee and the Board.

As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will be the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest in the Portfolio Fund was redeemed as of the NAV Date. In accordance with the Valuation Procedures, the fair value of the Fund’s interest in a Portfolio Fund as of a NAV Date will ordinarily be the most recent NAV reported by an Investment Manager or third-party administrator (“Portfolio Fund Management”). In the event that the last reported NAV of a Portfolio Fund is not as of the NAV Date, the Adviser may use other information that it believes should be taken into consideration in determining the Portfolio Fund’s fair value as of the NAV Date, including benchmark or other triggers to determine any significant market movement that has occurred between the effective date of the most recent NAV reported by the Portfolio Fund and the NAV Date.

Investment Managers, who operate Portfolio Funds in which the Fund invests, receive fees for their services. The fees include management and incentive fees, or allocations based upon the net asset value of the Fund’s investment in the Portfolio Fund. These fees are deducted directly from each Portfolio Fund’s

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

October 31, 2020 (Unaudited)

assets in accordance with the governing documents of the Portfolio Fund. Generally, fees payable to an Investment Manager are estimated to range from 0.55% to 3.0% (annualized) of the average NAV of the Fund’s investment in a Portfolio Fund. In addition, certain Investment Managers charge an incentive allocation or fee which can range up to 30% of a Portfolio Fund’s net profits. The impact of these fees is reflected in the Fund’s performance, but are not operational expenses of the Fund. Incentive fees may be subject to certain threshold rates.

Based on the information the Adviser typically receives from Portfolio Fund Management, the Fund may not be able to determine, on a look-through basis, if any investments, on an aggregate basis, held by the Portfolio Funds represent greater than 5% of the Fund’s net assets.

The Fund’s interests in Portfolio Funds may also be illiquid and may be subject to substantial restrictions on transferability. The Fund may not be able to acquire initial or additional interests in a Portfolio Fund or withdraw all or a portion of its investment from a Portfolio Fund promptly after it has made a decision to do so because of limitations set forth in that Portfolio Fund’s governing documents. See the Schedule of Investments for more information.

Generally, the fair value of the Fund’s investment in a Portfolio Fund represents the Fund’s proportionate share of that Portfolio Fund’s net assets as reported by applicable Portfolio Fund Management. All valuations were determined by the Adviser consistent with the Fund’s Valuation Procedures and are net of management and incentive fees pursuant to the Portfolio Funds’ applicable agreements. The fair value represents the amount the Fund expects to receive, gross of redemption fees or penalties, at October 31, 2020, if it were to liquidate its investments in the Portfolio Funds. Because of the inherent uncertainty of valuation, the value of investments in the Portfolio Funds held by the Fund may differ significantly from the values that would have been used had a ready market existed, and differences could be material.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●

Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 – Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly.

●

Level 3 – Inputs, broadly referred to as the assumptions that market participants use to make valuation decisions, are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the financial instrument at the measurement date.

In determining fair values as of October 31, 2020, the Adviser has, as a practical expedient, estimated fair value of each Portfolio Fund using the NAV (or its equivalent) provided by the Portfolio Fund Management of each Portfolio Fund as of that date. Each investment for which fair value is measured

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

October 31, 2020 (Unaudited)

using the Portfolio Fund’s net asset value as a practical expedient is not required to be categorized within the fair value hierarchy. Accordingly, Portfolio Funds with a fair value of $187,154,811 have not been categorized.

Investments in mutual funds and money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds. The following is a summary of the inputs used to value the Fund’s investments in such instruments as of October 31, 2020:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$23,536,551	$—	$—	$23,536,551

3. Investment Strategies and Risks

The Fund’s investment objective is to create a diversified portfolio of hedge fund strategies that generates attractive risk-adjusted returns relative to traditional asset classes and that generates a return stream that is not highly correlated to equity market performance. The Fund will seek to achieve its investment objective by investing in a variety of hedge fund strategies that the Adviser believes will provide a diversifying return stream to shareholders. For a more detail description, please see the Fund’s prospectus.

Potential strategies for investment include, but are not limited to: (1) long/short equity (taking “long” positions in equity securities of U.S. and foreign issuers that are believed to be likely to increase in value and taking “short” positions in equity securities of U.S. and foreign issuers that are believed to be likely to decline in value); (2) credit long/short (investing in credit-sensitive securities, long and/or short, based upon credit analysis of issuers and securities, and credit market views); (3) distressed credit (using intensive credit analysis to invest in equity and/or fixed income securities of financially troubled U.S. and/or foreign issuers); (4) discretionary macro (investing across a variety of securities and financial instruments of U.S. and foreign issuers based on interpretations of the global macro economy and changes therein on the valuation of such securities and financial instruments). Investments may include equity and fixed income securities, currencies and commodities (i.e., agricultural, metals, energy); (5) managed futures (trading of futures contracts and options on futures contracts as either buyers or sellers of contracts representing real assets such as gold, silver, wheat, coffee, sugar, heating oil, or financial assets such as government bonds, equity indices and currencies to take advantage of investment opportunities in the equity, fixed income, currency and commodity markets), (6) structured credit (investments in residential and commercial mortgage-backed securities, other asset-backed securities, collateralized loan obligations and collateralized debt obligations); (7) statistical arbitrage (identifying pricing anomalies in equities and other asset classes. Generally, this strategy utilizes heavy quantitative, computational, and statistical analysis to identify short-term trends that can be taken advantage of in the relevant markets); and (8) multi-strategy (utilizing several of the strategies listed here, and potentially other strategies).

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

October 31, 2020 (Unaudited)

The Fund will have diversified exposure to various hedge fund strategies that fall within 5 main categories: equity related strategies (such as equity long/short), credit related strategies (such as credit long/short and distressed credit), quantitative strategies (such as statistical arbitrage), multi-strategy, and opportunistic investments. Although allocations may vary outside of these ranges based on market conditions and opportunity set, the Fund is generally expected to allocate between 25%-40% to multi-strategy, 20%-30% to equity related strategies, 20%-30% to credit related strategies, 5%-20% to quantitative strategies and 0%-20% to opportunistic strategies. Equity related strategies tend to have positive correlation to equity markets. The remaining strategies are intended to have lower correlation to equity markets over time. Investment Managers are likely to invest in an array of securities across the globe, including emerging markets, in order to provide a diversifying return stream that is unrelated to traditional equity market risk factors.

The Adviser will determine the amount to allocate to each strategy. The Adviser intends that amounts will be allocated to at least several of the strategies at all times. Factors that determine the amount that the Adviser will allocate to each strategy include: the Adviser’s opinion of the opportunity set in that strategy, the capacity for investment with high quality managers in a given strategy and overall risk management of the Fund.

In order to implement the strategies, the Investment Managers may utilize one or more approaches, including but not limited to: (1) the effect of economic, political, or corporate changes on the prices of securities (Directional Trading Approach); (2) the effect of events on different securities (Event Driven Approach); (3) perceived valuations of securities (e.g., whether an issuer is overvalued or undervalued) (Fundamental Approach) and (4) a mispricing of securities relative to each other or relative to historic norms (Relative Value Approach).

While it is anticipated that many Portfolio Funds will invest in publicly traded U.S. and foreign common stocks, Portfolio Funds may also use other equity securities such as preferred stock, convertible securities and warrants (“Equity Securities”). Many Portfolio Funds may also invest in fixed income securities such as corporate debt obligations, government securities, municipal securities, financial institution obligations, mortgage-related securities, asset-backed securities and zero-coupon securities issued by U.S. issuers and similar securities issued by foreign issuers (collectively, “Fixed Income Securities”). Fixed Income Securities may have various maturity, duration and quality limitations, and may include high yield fixed income securities or “junk bonds” (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor’s Rating Service, Inc. (“S&P”) or lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)). Many Portfolio Funds may also take long or short positions in Fixed Income Securities as a hedge against the equity or fixed income exposure in its portfolio.

Because Portfolio Funds are not registered under the 1940 Act and their governing documents typically do not impose significant investment restrictions, a Portfolio Fund may without limitation or prior notice to the Adviser, invest and trade in a broad range of securities, derivatives and other financial instruments (collectively, “Assets”). While, generally, each Portfolio Fund carries its investments at fair value, these investments are associated with a varying degree of off-balance sheet risks, including both market and credit risks. Market risk is the risk of potential adverse changes to the value of the

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

October 31, 2020 (Unaudited)

Assets because of the changes in market conditions such as interest and currency rate movements and volatility of Asset values. Credit risk is the risk of the potential inability of counterparties to perform the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective balance sheets. In addition, Portfolio Funds may engage in the short sale of securities. A short sale of a security not owned by a Portfolio Fund involves the sale of a security that is borrowed from a counterparty to complete the sale. The sale of a borrowed security may result in a loss if the price of the borrowed security increases after the sale. Purchasing securities to close out the short position can itself cause their market price to rise further, increasing losses. Furthermore, a short seller may be prematurely forced to close out a short position if a counterparty demands the return of borrowed securities. Losses on short sales are theoretically unlimited, although losses to the Fund are limited to its investment in a particular Portfolio Fund.

4. Investment Advisory Fee and Other Transactions with Affiliates

A. Investment Advisory Fees

The Adviser serves as the Fund’s investment adviser. The Adviser receives an annual fee for its services, computed and paid monthly, of 0.75% of the Fund’s month-end net assets. The Fund is responsible for the expenses of the operational due diligence conducted by the Adviser and for the benefit of the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses to the extent necessary to ensure that the total annual Fund operating expenses attributable to the Institutional Shares will not exceed 1.25% (after fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The arrangements will continue until, at least, August 31, 2021 and may only be terminated prior to that date by the Board. Expenses reimbursed and/or fees waived by the Adviser may be recouped by the Adviser for a period of three years following the date such reimbursement or waiver was made if such recoupment does not cause current expenses to exceed the expense limit for Institutional Shares in effect at the time the expenses were paid/waived, or any expense limit in effect at the time of repayment. For the six months ended October 31, 2020, the Adviser voluntarily waived 100% of its advisory fees, which amounted to $770,277. This voluntary waiver may be terminated at any time, and any fees waived voluntarily are not subject to recoupment.

B. Administration, Compliance Consulting, Fund Accounting and Transfer Agent Fees

Pursuant to an agreement between the Fund and Ultimus Fund Solutions, LLC (“Administrator” or “Ultimus”), the Administrator provides administration, compliance consulting, fund accounting and transfer agent services to the Fund and supplies certain officers to the Fund, including a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Compliance Officer. The Fund pays the Administrator a basis point fee, subject to fee minimums, for administrative, fund accounting, and transfer agent services, a fixed annual fee based on the net assets of the Fund for compliance consulting services and certain out of pocket expenses.

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

October 31, 2020 (Unaudited)

C. Distribution

Ultimus Fund Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Ultimus, acts as principal underwriter and distributor of the Fund’s shares of beneficial interest. The Distributor may retain additional broker-dealers and other financial intermediaries (each a “Selling Agent”) to assist in the distribution of shares and shares are available for purchase through these Selling Agents or directly through the Distributor. Generally, shares are only offered to investors that are U.S. persons for U.S. federal income tax purposes.

D. General

Certain officers of the Fund are officers, directors and/or trustees of the Adviser, Administrator or the Distributor. Independent trustees are paid $2,500 for each regularly scheduled Board meeting and $1,250 for each special Board meeting attended, for their services to the Fund. Interested trustees and officers of the Trust are not paid for services directly by the Fund.

5. Capital Share Transactions

Shares of the Fund will be traded for purchase only through the Distributor, or a Selling Agent, as of the first business day of each month. Capital transactions are recorded on their effective date. To provide a limited degree of liquidity to shareholders, the Fund may from time to time offer to repurchase shares pursuant to written repurchase offers but is not obligated to do so.

Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase an aggregate specified dollar amount of outstanding Institutional Shares or a specific number of Institutional Shares. Any such offer will be made only on terms that the Board determines to be fair to the Fund and to all shareholders or persons holding Institutional Shares acquired from shareholders. When the Board determines that the Fund will repurchase shares or portions thereof, notice will be provided to each shareholder describing the terms thereof and containing information shareholders should consider in deciding whether and how to participate in such repurchase opportunity. The Board convenes quarterly to consider whether or not to authorize a tender offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a business day, on the last business day of such calendar quarter).

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

October 31, 2020 (Unaudited)

During the six months ended October 31, 2020, the Board authorized and the Fund completed two quarterly repurchase offers. In these offers, the Fund offered to repurchase up to 20% of the net asset value of the Fund’s Institutional Shares as of the repurchase pricing dates. The results of those repurchase offers were as follows:

	Repurchase Offer # 1	Repurchase Offer # 2
Commencement date	4/14/2020	7/16/2020
Repurchase request deadline	5/15/2020	8/14/2020
Repurchase pricing date	6/30/2020	9/30/2020
Value of shares repurchased	$7,205,599	$11,513,808
Shares repurchased	70,810	110,656

6. Purchases and Sales of Portfolio Funds

Aggregate purchases and proceeds from sales of Portfolio Funds for the six months ended October 31, 2020 amounted to $22,000,000 and $32,522,885, respectively. There were no purchases or sales of U.S. government obligations for the six months ended October 31, 2020.

7. Distributions

The Fund declares and pays dividends on investment income, if any, annually. The Fund also makes distributions of net capital gains, if any, annually.

8. Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The following information is provided on a tax basis as of October 31, 2020:

Gross unrealized appreciation	$3,783,658
Gross unrealized depreciation	(1,552,328)
Net unrealized depreciation	$2,231,330

As of October 31, 2020, the aggregate cost of investment entities for federal tax purposes was $208,460,032. The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to holdings classified as passive foreign investment companies and differences from partnership investments.

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

October 31, 2020 (Unaudited)

As of October 31, 2020, the Fund’s most recent tax year end, the following reclassification was made on the Statement of Assets and Liabilities for the Fund:

Paid-in Capital	Accumulated Earnings (Deficit)
$ 999	$ (999)

Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

As of October 31, 2020, the Fund’s most recent tax year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$5,121,463
Undistributed long-term capital gains	—
Accumulated earnings	5,121,463
Accumulated capital and other losses	(5,715,653)
Unrealized appreciation/(depreciation)	2,231,330
Total	$1,637,140

The tax character of distributions for the tax years ended October 31, 2020 and October 31, 2019, were as follows:

	October 31, 2020	October 31, 2019
Distributions paid from:
Ordinary income	$4,407,834	$2,461,246
Net long-term capital gains	2,194,084	1,893,476
Total distributions paid	$6,601,918	$4,354,722

As of October 31, 2020, the Fund had available for tax purposes unused capital loss carryforwards of $5,682,627 of long-term capital losses with no expiration, which is available to offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Peachtree Alternative Strategies Fund
Notes to the Financial Statements (continued)

October 31, 2020 (Unaudited)

9. Control Persons

A control person is a shareholder who owns beneficially, or through controlled companies, more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund. As of October 31, 2020, there were no beneficial owners, either directly or indirectly, of more than 25% percent of the Fund.

10. Subsequent Events

The Fund announced that the Board had approved a tender offer to purchase up to 20% of the net asset value of the Fund’s Institutional Shares to be calculated at a price equal to the Fund’s Institutional Shares net asset value as of December 31, 2020. The Fund commenced its tender offer on October 16, 2020 and the expiration of the tender offer was on November 17, 2020. The Fund expects to repurchase shares with a value of $3,437,000 and an additional 6,590 shares tendered pursuant to that offer.

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this valuation, management has determined there were no additional items requiring adjustment of the financial statements or additional disclosure.

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you will receive in January 2021 will show the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates 0% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Qualified Business Income. The Fund designates 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2020 ordinary income dividends, 0% qualifies for the corporate dividends received deduction.

For the tax year ended October 31, 2020, the Fund designated $2,194,084 as long-term capital gain distributions.

Approval of Investment Advisory Agreement (Unaudited)

The Board of Trustees (the “Board”), including the Trustees who are not “interested persons” (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) (the “Independent Trustees”) voting separately, reviewed and approved the Investment Advisory Agreement (the “Advisory Agreement”) between Homrich & Berg, Inc., (the “Adviser”) and Peachtree Alternative Strategies Fund, a Delaware statutory trust and registered closed-end fund under the Investment Company Act of 1940, as amended (the “Trust”), on behalf of its sole series of the same name (the “Fund”). The approval took place at meeting held on June 24, 2020 at which all of the Independent Trustees were present in person.

Prior to the meeting, the Board requested from, and received and reviewed a substantial amount of information provided by the Adviser (the “Support Materials”). The Support Materials included, among other things, information regarding: (1) the Adviser’s organizational structure, management, personnel and proposed services to the Fund; (2) the fees to be paid by the Fund to the Adviser for services rendered under the Advisory Agreement, (3) the Adviser’s projected profitability on services to be rendered to the Fund and related economies of scale; (4) the financial stability of the Adviser; and (5) the Adviser’s compliance program, including the Adviser’s Code of Ethics.

The Board also received a memorandum from counsel to the Fund and the Independent Trustees (“Counsel”) outlining the Board’s duties and legal standards applicable to the consideration and approval of advisory agreements. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by the Adviser under the Advisory Agreement; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and anticipated profits to be realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows; (v) whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (vi) other potential benefits to the Adviser from its relationship with the Fund (collectively, the “Factors”).

During the meeting and prior to approving the Advisory Agreement, the Independent Trustees received a presentation from Mr. Ford Donohue, a Director of the Adviser and a Portfolio Manager for the Fund, and he discussed the services to be rendered by the Adviser to the Fund. The Independent Trustees also convened with Counsel in executive session to discuss their obligations with respect to the approval of the Advisory Agreement and the Factors and the information provided by the Adviser applicable thereto.

In considering the Advisory Agreement and reaching its conclusion to approve the Advisory Agreement, the Board reviewed and analyzed the Factors as set forth below. The Trustees did not identify any particular Factor or information that was most relevant to their consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various Factors.

Nature, Extent and Quality of Services

The Trustees received and considered various data and information regarding the nature, extent and quality of services being provided to the Fund by the Adviser. The most recent Form ADV for the Adviser was reviewed by the Trustees. The Trustees reviewed the qualifications, background and

Approval of Investment Advisory Agreement (Unaudited)(continued)

responsibilities of the members of the Adviser’s portfolio management team who oversee the day-to-day investment management and operations of the Fund. The Trustees discussed the portfolio management services provided to the Fund, including allocating the Fund’s assets to the Portfolio Funds and maintaining the Fund’s diversification across Portfolio Fund strategies. The Trustees also considered the Adviser’s plan for marketing the Fund, particularly with respect to attracting investors that are not clients of the Adviser, noting that the Adviser had entered into an agreement with a third-party to market the Fund to third-party advisors, but had yet to make any payments under the agreement. The Trustees also considered the Adviser’s process for identifying investment managers and hedge funds in which the Fund will invest and the Adviser’s use of an independent third party that provides research services and performs operational due diligence on potential Portfolio Funds. The Trustees discussed the support resources available for investment research, compliance and operations. After further discussion, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser.

Performance of the Fund

The Trustees compared the performance of the Fund with the performance of its benchmark indexes, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Aggregate Bond Index”) and the MSCI All Country World Index (the “MSCI ACWI Index”), and similarly structured multi-strategy fund of hedge funds closed-end funds that provide the possibility for quarterly tender offers (the “Peer Group”). The Trustees considered that since the Fund’s inception through January 31, 2020, the Fund had an annualized return of 3.7% and had underperformed the Aggregate Bond Index and the MSCI ACWI Index over that time period. The Trustees also considered that the Fund had the third highest sharpe ratio and was tied for the third highest annualized return in the five fund Peer Group for the period from January 1, 2017 through January 31, 2020. After further discussion, the Trustees concluded that they were satisfied with the Fund’s performance.

Cost of Advisory Services and Profitability

The Trustees considered the financial condition of the Adviser based on its yearly revenues and profit margins. The Trustees next considered information regarding the Fund’s expense ratio and its various components, including the Adviser’s decision to cap the Fund’s annual operating expense and the Adviser’s recommendation to keep the advisory fee at 0.75%. The Trustees also considered the fact that the Adviser has been voluntarily waiving its entire management fee and would continue to do so until there is a critical mass of approximately $20 million and $30 million from investors in the Fund who are not advisory clients of the Adviser. The Trustees considered the cost to the Fund for the services provided by the independent third party providing research and due diligence services, as well as the cost savings realized through the use of such independent third party. The Trustees also reviewed the Adviser’s pro forma profitability analysis over a 12-month period beginning in July 1, 2020, the Adviser’s estimated operational overhead allocable to the services provided to the Fund and the Adviser’s insurance arrangements. The Trustees concluded that the Adviser’s projected profitability was reasonable and that the Adviser’s assets, coupled with its insurance coverage, were sufficient to cover potential liabilities incurred under the Advisory Agreement.

Approval of Investment Advisory Agreement (Unaudited)(continued)

Comparative Fee and Expense Data; Economies of Scale

The Trustees noted that the Adviser voluntarily waived its entire advisory fee for the past year. The Trustees also noted that while the Adviser agreed to cap the Fund’s total expense ratio at 1.25%, the Fund’s total expense ratio was expected to be even lower. The Trustees considered that the Fund’s expense ratio (excluding acquired fund fees and expenses) was the lowest in the seven fund Peer Group. The Trustees also considered the Adviser’s representation that they would continue to waive their entire fee with respect to their advisory clients who currently invest in the Fund. The Trustees noted that the Adviser’s voluntary fee waiver and the increase in the Fund’s assets since inception have led to lower fees for the Fund’s shareholders, and that currently there were no economies of scale for the benefit of fund investors given the fee waiver. After further discussion, the Trustees concluded that the fees to be paid to the Adviser under the Advisory Agreement and the Fund’s projected overall expenses are reasonable.

Other Benefits

The Trustees considered the Adviser’s representation that if the Fund’s assets grow significantly, the Adviser may develop relationships with many new investment managers of the hedge funds in which the Fund invests and this may benefit the Adviser by providing its advisory clients with access to other investment products offered by the investment managers. The Trustees concluded that the anticipated benefits to be realized by the Adviser from managing the Fund were acceptable.

Conclusion

After full consideration of the above Factors as well as other factors, the Trustees concluded that the overall arrangements between the Fund and the Adviser as set forth in the Advisory Agreement are fair and reasonable in light of the services performed, fees paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment and the Trustees unanimously concluded that approval of the renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Dividend Reinvestment Plan (Unaudited)

Shareholders will automatically participate in the Fund’s Dividend Reinvestment Plan (“DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in additional Institutional Shares unless they elect in writing to receive distributions in cash in their Subscription Agreement with the Fund. Ultimus (the “Agent”) acts as the agent for participants under the DRIP. Participants in the DRIP will receive an amount of Institutional Shares equal to the amount of the distribution on that Participant’s Institutional Shares divided by the immediate post-distribution NAV per Share of the Institutional Shares.

Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid by wire (or, if the Institutional Shares are held in street or other nominee name, then to the nominee) by Ultimus as dividend paying agent. The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions.

A shareholder may withdraw from the DRIP at any time. There will be no penalty for withdrawal from the DRIP and shareholders who have previously withdrawn from the DRIP may rejoin it at any time. Changes in elections must be in writing and should include the shareholder’s name and address as they appear on the records of the Fund. An election to withdraw from the DRIP will, until such election is changed, be deemed to be an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for a distribution declared and having a record date of at least 10 days after the date on which the election is received. A shareholder who’s Institutional Shares are held in the name of a broker or nominee should contact such broker or nominee concerning changes in that shareholder’s election.

Questions concerning the DRIP should be directed to the Agent at P.O. Box 46707, Cincinnati, OH 45246-0707 or (800) 657-3812.

Privacy Notice

FACTS	WHAT DOES PEACHTREE ALTERNATIVE STRATEGIES FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ Assets

■ Retirement Assets

■ Transaction History

■ Checking Account Information

■ Purchase History

■ Account Balances

■ Account Transactions

■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Peachtree Alternative Strategies Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Peachtree Alternative Strategies Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (800) 657-3812

Privacy Notice (continued)

Who we are
Who is providing this notice?	Peachtree Alternative Strategies Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator and Transfer Agent)
What we do
How does Peachtree Alternative Strategies Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Peachtree Alternative Strategies Fund collect my personal information?

We collect your personal information, for example, when you

■ Open an account

■ Provide account information

■ Give us your contact information

■ Make deposits or withdrawals from your account

■ Make a wire transfer

■ Tell us where to send the money

■ Tell us who receives the money

■ Show your government-issued ID

■ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ Affiliates from using your information to market to you

■ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Homrich & Berg, Inc., the investment adviser to Peachtree Alternative Strategies Fund could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

■ Peachtree Alternative Strategies Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Peachtree Alternative Strategies Fund does not jointly market.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (800) 657-3812 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephanie Lang, Chairwoman
Catherine Abely
Conrad S. Ciccotello

OFFICERS

Ford Donohue, President and Principal Executive Officer
Gregory Knoth, Treasurer and Principal Financial Officer
Martin R. Dean, Chief Compliance Officer
Jesse Hallee, Secretary

INVESTMENT ADVISER

Homrich & Berg, Inc.
3550 Lenox Road, NE, Suite 2700
Atlanta, GA 30326

DISTRIBUTOR

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL

Bernstein Shur
100 Middle Street
P.O. Box 9729
Portland, ME 04104

CUSTODIAN

Huntington National Bank
41 South High Street
Columbus, OH 43215

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC
Member FINRA/SIPC

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – applies to listed companies only

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – disclosed with annual report

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) NOT APPLICABLE – disclosed with annual report

(b) As of this reporting period end there have been no changes to any of the Portfolio Managers since the registrant’s previous form N-CSR filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant does not accept nominees to the Board of Trustees from shareholders.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) NOT APPLICABLE – disclosed with annual report

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Peachtree Alternative Strategies Fund

By (Signature and Title)	/s/ Ford Donohue
Ford Donohue, President

Date	January 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ford Donohue
Ford Donohue, President and Principal Executive Officer

Date	January 5, 2021

By (Signature and Title)	/s/ Gregory Knoth
Gregory Knoth, Treasurer and Principal Financial Officer

Date	January 5, 2021